Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
Tax Status
NOTE 6 TAX STATUS

The Plan is a result of the merger and renaming of the SIP Plan and the Plus Plan, effective January 1, 2015. Both the SIP Plan and the Plus Plan have favorable determination letters issued by the IRS, dated July 29, 2014, and September 9, 2014, respectively, stating that the SIP Plan and the Plus Plan are qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. The Plan has been amended and restated since the receipt of the SIP and Plus Plan determination letters. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended and restated, is qualified and the related trust is tax-exempt.
U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more-likely-than-not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions.